UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-5970

Cash Account Trust

(Exact Name of Registrant as Specified in Charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	4/30

Date of reporting period:	4/30/07

ITEM 1.               REPORT TO STOCKHOLDERS

APRIL 30, 2007

Annual Report
to Shareholders

Tax-Exempt Portfolio

DWS Tax-Exempt Cash Institutional Shares Fund #148

Tax-Exempt Cash Managed Shares Fund #248

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, visit www.dws-scudder.com. We advise you to consider the portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the portfolio. Please read the prospectus carefully before you invest.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Management Review

In the following interview, Portfolio Manager Sonelius Kendrick-Smith discusses the market environment and the performance of Cash Account Trust — DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares during the 12-month period ended April 30, 2007.

Q: Will you discuss the market environment for the portfolio during the most recent 12-month period?

A: At the start of the Cash Account Trust's most recent fiscal year, US economic growth remained on track despite geopolitical uncertainty, rising oil prices and an emerging slowdown in the residential real estate market. In the second, third and fourth quarters of 2006, US gross domestic product (GDP) came in at 2.6%, 2.0% and 2.5%, respectively, below long-term growth trends. The US Federal Reserve Board's (the Fed's) actions in raising short-term interest rates by one-quarter percentage point at each Fed meeting from June 2004 through June 2006 seemed — at least to some observers — to be bringing the economy in for a "perfect landing," i.e., slower growth with no significant resurgence in inflation.

Beginning at its August 2006 meeting, the Fed "paused" from further short-term rate hikes, believing that the rate increases already in the pipeline would bring inflation back to within the Fed's target range. At the close of the 12-month period ended April 30, 2007, the federal funds rate — the overnight rate charged by banks when they borrow money from each other, which guides other interest rates — remained at 5.25%. In the first quarter of this year, increasing defaults by subprime mortgage borrowers sparked volatility in the financial markets as investors wondered how badly Wall Street and the banking community would be hurt by a retrenchment in this market. But by mid-March, it seemed evident that the negative effects of the subprime crisis would be well contained. With oil prices rising but still below their record highs of last year, the economy appeared poised to maintain a moderate growth rate.

Portfolio Performance (as of April 30, 2007)

Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

7-Day Current Yield
DWS Tax-Exempt Cash Institutional Shares	3.65%
(Equivalent Taxable Yield)*	5.61%
7-Day Current Yield
Tax-Exempt Cash Managed Shares	3.52%
(Equivalent Taxable Yield)*	5.42%

Yields are historical, will fluctuate, and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolios over a 7-day period expressed as an annual percentage rate. For the most current yield information, visit our Web site at www.dws-scudder.com.

* The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 35%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

As of April 30, 2007, the one-year London Interbank Offered Rate (LIBOR), an industry standard for measuring one-year taxable money market rates, stood at 5.29%, compared with 5.33% 12 months earlier.1

1 The LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Q: How did the portfolio perform over its most recent fiscal year?

A: We were able to maintain a competitive tax-exempt yield in DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares. (All performance is historical and does not guarantee future results. Yields fluctuate and are not guaranteed.)

Q: In light of market conditions during the period, what has been the strategy for the Tax-Exempt Portfolio?

A: Over the period, the supply of new tax-exempt money market securities declined somewhat, as a healthy US economy enabled municipalities and states to borrow less. In searching for possible investments, we continued to focus on the highest-quality securities while seeking competitive yields across the municipal investment spectrum. As the best-known names were becoming expensive in a tighter supply environment, we sought to maintain as high a yield as possible by focusing on less well-known issuers that were nevertheless strong credits. We also maintained a cautious stance by targeting an average maturity similar to the portfolio's peers. Lastly, in purchasing commercial paper for the portfolio during mid-2006 when the Fed was hiking rates, we "laddered" maturities (i.e., maturities were equally staggered so that there was a steady stream of maturing securities to reinvest when rates moved higher).

In addition, though floating-rate issues experienced wide swings in yield levels based on changing market expectations, we continued to maintain a significant portion of the portfolio in floating-rate securities. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment. The interest rate of floating-rate securities adjusts periodically based on indices such as the Bond Market Association Index of Variable Rate Demand Notes.2 Within the portfolio's floating-rate position, we are maintaining a core allocation in municipal trust receipts (MTRs).3 MTRs, which are financing vehicles for longer-term bonds, offer slightly higher yields than conventional variable rate instruments and represent an ever-increasing portion of the tax-exempt marketplace.

2 The Bond Market Association Index of Variable Rate Demand Notes is a weekly high-grade market index consisting of seven-day, tax-exempt, variable-rate demand notes produced by Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues.
3 Municipal trust receipts (MTRs) are typically structured by a bank, broker-dealer or other financial institution by depositing municipal securities into a trust or partnership coupled with a conditional right to sell, or put, the holder's interest in the underlying securities at par plus accrued interest to a financial institution. These trusts are structured so that the purchaser of the MTR is considered to be investing in the underlying municipal securities. The structure is intended to allow the tax-exempt status of interest generated by the underlying asset to pass through to the purchaser.

Q: What detracted from performance during the period?

A: In the rising rate environment that we experienced from April through June 2006, it was prudent to purchase maturities up to the next Fed meeting when rates might once again be raised. Leading up to the August Fed meeting, there was a great deal of uncertainty over when the Fed might pause in its tightening cycle. We preferred to be cautious, which in the end cost our money market funds some yield as the yield curve flattened in mid-2006.

Q: Will you describe your investment philosophy?

A: We continue our insistence on the highest credit quality within the portfolio. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the portfolio and to seek competitive tax-free yield for our shareholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2006 to April 30, 2007).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in each Portfolio using each Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare each Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using each Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2007
Actual Portfolio Return	DWS Tax-Exempt Cash Institutional Shares	Tax-Exempt Cash Managed Shares
Beginning Account Value 11/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/07	$ 1,017.20	$ 1,016.20
Expenses Paid per $1,000*	$ 1.00	$ 2.00
Hypothetical 5% Portfolio Return
Beginning Account Value 11/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 4/30/07	$ 1,023.80	$ 1,022.81
Expenses Paid per $1,000*	$ 1.00	$ 2.01
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios
DWS Tax-Exempt Cash Institutional Shares	.20%
Tax-Exempt Cash Managed Shares	.40%

For more information, please refer to the Portfolio's prospectus.

Portfolio Summary

Tax-Exempt Portfolio

Asset Allocation	4/30/07	4/30/06

Municipal Investments Municipal Variable Rate Demand Notes	78%	75%
Municipal Bonds and Notes	22%	25%
	100%	100%
Weighted Average Maturity	4/30/07	4/30/06

Cash Account Trust — Tax-Exempt Portfolio	14 days	17 days
National Tax-Free Retail Money Fund Average*	24 days	23 days
* The Portfolio is compared to its respective iMoneyNet Category: National Tax-Free Retail Money Fund Average — Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes; Commercial Paper; Put Bonds — 6 months and less; Put Bonds — over 6 months; AMT Paper and Other Tax-Free Holdings.

Asset allocation and weighted average maturity are subject to change. For more complete details about the Portfolio's holdings, see pages 9-25. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Investment Portfolio as of April 30, 2007

Tax-Exempt Portfolio

	Principal Amount ($)	Value ($)

Municipal Investments 97.3%
Alabama 1.2%
Alabama, Housing Finance Authority, Multi-Family Housing Revenue, Heatherbrooke Project, Series C, 3.97%*, 6/15/2026	9,800,000	9,800,000
Alabama, Municipal Securities Trust Certificates, "A", Series 2005-9060, 144A, 3.97%*, 3/10/2011 (a)	9,055,000	9,055,000
Alabama, Puttable Floating Options, Tax-Exempt Receipts, Birmingham Waterworks & Sewer Revenue, Series PT-3935, 144A, 3.99%*, 1/1/2039 (a)	5,645,000	5,645,000
Hoover, AL, Board of Education Capital Outlay Warrants, Series D-11, 144A, 3.99%*, 2/15/2027 (a)	4,425,000	4,425,000
Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Series A, 3.91%*, 2/1/2042 (a)	5,350,000	5,350,000
		34,275,000
Alaska 0.2%
ABN AMRO, Munitops Certificates Trust, Series 2006-9, 144A, 3.99%*, 10/1/2014 (a)	2,100,000	2,100,000
Anchorage, AK, Core City, General Obligation, Series II-R, 144A, 3.98%*, 6/1/2019 (a)	2,900,000	2,900,000
		5,000,000
Arizona 3.2%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83-C, 3.95%*, 12/15/2018, Bank of New York (b)	9,961,000	9,961,000
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Springerville, 3.95%*, 12/1/2020, Wells Fargo Bank NA (b)	8,300,000	8,300,000
Arizona, Salt River Project, 3.96%, 5/2/2007	29,400,000	29,400,000
Arizona, Salt River Project, Agriculture Improvement & Power District Electric System Revenue, "A", 144A, 3.99%*, 1/1/2035	3,000,000	3,000,000
Phoenix, AZ, General Obligation, 3.63%, 6/7/2007	20,000,000	20,000,000
Phoenix, AZ, Industrial Development Authority, Multi-Family Housing Revenue, CenterTree Apartments Project, Series A, AMT, 4.02%*, 10/15/2030	1,780,000	1,780,000
Pinal County, AZ, Electrical District No. 3, Electrical Systems Revenue, Series U-1, 144A, 3.97%*, 10/3/2011	16,995,000	16,995,000
		89,436,000
Arkansas 0.1%
Pocahontas, AR, Industrial Development Revenue, MacLean Esna LP Project, AMT, 4.04%*, 5/1/2015, Northern Trust Co. (b)	2,500,000	2,500,000
California 0.9%
California, Municipal Securities Trust Certificates, Golden State Tobacco, Series 7046, 144A, 3.98%*, 6/1/2047	6,500,000	6,500,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series 3704, AMT, 144A, 4.01%*, 7/1/2045	8,945,000	8,945,000
Sacramento, CA, Housing Authority Multi-Family Revenue, Series 3705, AMT, 144A, 4.01%*, 11/1/2038	10,265,000	10,265,000
		25,710,000
Colorado 1.9%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.98%*, 12/1/2024 (a)	13,410,000	13,410,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 4.03%*, 5/1/2033, KeyBank NA (b)	5,000,000	5,000,000
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series B-6, 3.92%*, 3/1/2044	14,200,000	14,200,000
Colorado, Municipal Securities Trust Certificates, Series 2004-220-A, 144A, 3.98%*, 2/15/2023 (a)	12,930,000	12,930,000
Colorado, Regional Transportation District, Sales Tax Revenue, "A", 144A, 3.99%*, 11/1/2036 (a)	4,150,000	4,150,000
Larimer County, CO, School District No. R-1 Poudre, Series R-4535, 144A, 3.98%*, 12/15/2021 (a)	2,780,000	2,780,000
		52,470,000
Delaware 0.6%
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 4.01%*, 1/1/2016, Citizens Bank of PA (b)	13,250,000	13,250,000
Sussex County, DE, Industrial Development Revenue, Perdue Agrirecycle LLC Project, AMT, 4.01%*, 1/1/2013, SunTrust Bank (b)	5,000,000	5,000,000
		18,250,000
District of Columbia 2.3%
District of Columbia, Center for Internships & Academic Revenue, 3.95%*, 7/1/2036, Branch Banking & Trust (b)	1,700,000	1,700,000
District of Columbia, General Obligation:
Series PT-2440, 144A, 3.99%*, 6/1/2024 (a)	1,880,000	1,880,000
Series B-33, 144A, 3.99%*, 6/1/2025 (a)	3,000,000	3,000,000
Series B-34, 144A, 3.99%*, 6/1/2026 (a)	4,000,000	4,000,000
District of Columbia, Housing Finance Agency, Multi-Family Housing Revenue, Series R-433, AMT, 144A, 4.01%*, 6/1/2038	7,780,000	7,780,000
District of Columbia, JFK Center for the Performing Arts Revenue, 3.63%*, 10/1/2029 (a)	8,380,000	8,380,000
District of Columbia, Maret School, Inc. Revenue, 3.96%*, 10/1/2033, Suntrust Bank (b)	3,550,000	3,550,000
District of Columbia, Tax & Revenue Anticipation Notes, 4.25%, 9/28/2007	20,000,000	20,045,206
District of Columbia, Water & Sewer System Revenue, 3.75%, 6/7/2007	7,500,000	7,500,000
Washington D.C., Metropolitan Airport Authority System, Series C, AMT, 3.97%*, 10/1/2021 (a)	7,370,000	7,370,000
		65,205,206
Florida 6.1%
Austin Trust, Certificate of Participation, Various States, Series 2007-129, 144A, 3.97%*, 7/1/2032 (a)	8,000,000	8,000,000
Brevard County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Timber Trace Apartments Project, AMT, 3.98%*, 3/15/2045, Citibank NA (b)	13,600,000	13,600,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.98%*, 7/1/2019 (a)	5,795,000	5,795,000
Collier County, FL, Industrial Development Authority Revenue, Allete Inc. Project, AMT, 3.99%*, 10/1/2025, Wells Fargo Bank NA (b)	2,000,000	2,000,000
Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.98%*, 8/1/2034, Bank One NA (b)	10,385,000	10,385,000
Florida, Greater Orlando Aviation Authority, 3.67%, 5/3/2007	6,000,000	6,000,000
Florida, Municipal Securities Trust Certificates, "A", Series 7007, AMT, 144A, 4.0%*, 3/1/2040 (a)	8,250,000	8,250,000
Florida, State Board of Education Lottery Revenue, Series R-542, 144A, 3.98%*, 7/1/2025 (a)	695,000	695,000
Florida, State Turnkpike Authority Revenue, Series R-4041, 144A, 3.98%*, 7/1/2020 (a)	13,390,000	13,390,000
Florida, Sunshine State Governmental Financing Revenue:
3.63%, 5/1/2007	25,000,000	25,000,000
3.67%, 5/1/2007	7,800,000	7,800,000
3.78%, 5/10/2007	20,000,000	20,000,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series A, 3.91%*, 11/15/2032, SunTrust Bank (b)	525,000	525,000
Lee County, FL, Airport Revenue, Series 811-X, AMT, 144A, 4.0%*, 10/1/2029 (a)	2,000,000	2,000,000
Lehman Municipal Trust Receipts, Florida Housing Finance, Series 06-K49-D, AMT, 144A, 4.08%*, 7/1/2026	3,120,000	3,120,000
Miami-Dade County, FL, Housing Finance Authority, Multi-Family Revenue, Series PT-3679, AMT, 144A, 4.03%*, 10/1/2042	5,205,000	5,205,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.97%*, 9/1/2029, Bank of America NA (b)	6,455,000	6,455,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Palmer Trinity Private College Project, 4.03%*, 9/1/2035, KeyBank NA (b)	5,000,000	5,000,000
Miami-Dade County, FL, School District Revenue, 5.0%, 2/15/2008 (a)	6,495,000	6,565,336
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Series E, AMT, 4.08%*, 3/1/2035, Bank of America NA (b)	1,480,000	1,480,000
Orange County, FL, Housing Finance Authority, Multi-Family Revenue, Marbella Pointe, Series A, AMT, 4.01%*, 4/15/2040	6,000,000	6,000,000
Palm Beach County, FL, Jewish Community Campus Project Revenue, 3.92%*, 3/1/2030, Northern Trust Company (b)	1,110,000	1,110,000
Sarasota County, FL, Health Facilities Authority Revenue, Health Care Facilities, Bay Village Project, 3.97%*, 12/1/2023, Bank of America NA (b)	4,820,000	4,820,000
Sarasota County, FL, Utility System Revenue, Series 852, 144A, 3.98%*, 4/1/2013 (a)	4,490,000	4,490,000
Seminole County, FL, Industrial Development Authority Revenue, Masters Academy Project, 3.97%*, 11/1/2034, Allied Irish Bank PLC (b)	4,890,000	4,890,000
		172,575,336
Georgia 0.9%
Atlanta, GA, Airport Revenue, Series C-1, 3.97%*, 1/1/2030 (a)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 3.95%*, 5/1/2026, Branch Banking & Trust (b)	2,500,000	2,500,000
Fulton County, GA, Development Authority Revenue, Mount Vernon Presbyterian School, 3.95%*, 8/1/2035, Branch Banking & Trust (b)	2,500,000	2,500,000
Georgia, Municipal Securities Trust Certificates, Main Street Natural Gas, Inc., "A", Series 5025, 144A, 3.97%*, 12/19/2018	3,625,000	3,625,000
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series A, 4.0%*, 10/1/2036, Branch Banking & Trust (b)	5,500,000	5,500,000
Macon-Bibb County, GA, Hospital Authority Revenue, Anticipation Certificates, Medical Center of Central Georgia:
3.96%*, 8/1/2018, SunTrust Bank, Atlanta (b)	3,435,000	3,435,000
3.96%*, 12/1/2018, SunTrust Bank, Atlanta (b)	3,000,000	3,000,000
		25,560,000
Hawaii 1.0%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 3.99%*, 7/1/2012 (a)	7,200,000	7,200,000
Hawaii, General Obligation:
Series R-4545, 144A, 3.98%*, 8/1/2020 (a)	5,135,000	5,135,000
Series R-4553, 144A, 3.98%*, 5/1/2023 (a)	8,925,000	8,925,000
Hawaii, Reset Option Certificates Trust II, Series R-686, AMT, 144A, 4.01%*, 10/1/2027 (a)	7,310,000	7,310,000
		28,570,000
Illinois 12.8%
ABN AMRO, Munitops Certificates Trust, Series 2006-53, 144A, 3.99%*, 7/1/2014 (a)	12,000,000	12,000,000
Chicago, IL, De La Salle Institute Project Revenue, 4.0%*, 4/1/2027, Fifth Third Bank (b)	5,053,000	5,053,000
Chicago, IL, General Obligation:
Series Z-10, 144A, 3.98%*, 6/29/2029 (a)	123,000	123,000
144A, 3.99%*, 1/1/2042 (a)	2,690,000	2,690,000
Chicago, IL, Midway Apartment Revenue, 3.6%, 6/6/2007	5,269,000	5,269,000
Chicago, IL, Multi-Family Housing Revenue, Series F3-D, AMT, 144A, 4.1%*, 7/15/2039	13,305,000	13,305,000
Chicago, IL, Multi-Family Housing Revenue, Central Station Project, Series A, AMT, 3.99%*, 7/15/2039	5,450,000	5,450,000
Chicago, IL, O'Hare International Airport Revenue, Series MT-049, AMT, 144A, 4.0%*, 1/1/2017 (a)	1,995,000	1,995,000
Chicago, IL, O'Hare International Airport Revenue, Pool Trust National, Series 1438, AMT, 144A, 4.07%*, 7/1/2026	29,375,000	29,375,000
Chicago, IL, Sales & Tax Revenue, Series SG-131, 144A, 3.98%*, 1/1/2027 (a)	3,925,000	3,925,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 3.98%*, 1/1/2026 (a)	9,335,000	9,335,000
Chicago, IL, Tender Notes, 3.64%*, 2/20/2009, Harris NA (b)	23,000,000	23,000,000
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 4.01%*, 12/1/2034, LaSalle Bank NA (b)	2,000,000	2,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 4.04%*, 7/1/2024, Northern Trust Company (b)	3,720,000	3,720,000
Illinois, Development Finance Authority, Series D-10, 144A, 4.05%*, 7/15/2023	12,580,000	12,580,000
Illinois, Development Finance Authority, Industrial Development Revenue, Home Run Inn Frozen Foods, AMT, 4.2%*, 4/1/2020, Bank One NA (b)	2,515,000	2,515,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 4.01%*, 8/1/2027, LaSalle Bank NA (b)	3,940,000	3,940,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 4.01%*, 8/1/2019, LaSalle Bank NA (b)	4,100,000	4,100,000
Illinois, Development Finance Authority Revenue, Fenwick High School Project, 3.95%*, 3/1/2032, JPMorgan Chase Bank (b)	5,600,000	5,600,000
Illinois, Development Finance Authority Revenue, FXD Chicago Symphony Project, 3.91%*, 12/1/2033, Bank One NA (b)	11,600,000	11,600,000
Illinois, Development Finance Authority Revenue, Goodman Theatre Project, 3.93%*, 12/1/2033, Bank One NA (b)	675,000	675,000
Illinois, Development Finance Authority Revenue, Museum of Contemporary Art Project, 3.91%*, 2/1/2029, Bank One NA (b)	2,500,000	2,500,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 4.15%*, 12/1/2020, Bank One NA (b)	3,500,000	3,500,000
Illinois, Finance Authority, Student Housing Revenue, Dekalb LLC Project, Series A, 3.99%*, 7/1/2038, Sovereign Bank FSB (b)	4,500,000	4,500,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 3.99%*, 11/15/2023 (a)	7,015,000	7,015,000
Illinois, Finance Authority Revenue, "A", 144A, 3.99%*, 12/1/2042	8,565,000	8,565,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 3.98%*, 11/1/2040, Sovereign Bank FSB (b)	5,000,000	5,000,000
Series D, 3.98%*, 11/1/2040, Sovereign Bank FSB (b)	10,000,000	10,000,000
Illinois, Finance Authority Revenue, North Park University Project, 3.7%*, 7/1/2035, JPMorgan Chase Bank (b)	5,000,000	5,000,000
Illinois, Finance Authority Revenue, UBS Municipal CRV Floaters, Series 06-2001, 144A, 3.97%*, 7/1/2009	5,000,000	5,000,000
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Series 89Z, 144A, 3.99%*, 12/15/2036 (a)	4,665,000	4,665,000
Illinois, Regional Transportation Authority, Series A-23, 144A, 3.99%*, 7/1/2030 (a)	4,920,000	4,920,000
Illinios, Reset Optional Certificates Trust II, Series R-1076, 144A, 3.98%*, 4/1/2029 (a)	6,040,000	6,040,000
Illinois, Sales Tax Revenue, Series R-4516, 144A, 3.98%*, 6/15/2023	4,455,000	4,455,000
Illinois, State General Obligation:
Series PT-3524, 144A, 3.98%*, 1/1/2020	10,500,000	10,500,000
Series PT-1750, 144A, 3.99%*, 12/1/2010 (a)	5,260,000	5,260,000
4.25%, 6/7/2007	43,000,000	43,027,047
4.5%, 6/7/2007	2,000,000	2,001,258
Illinois, State General Obligation, Stars Certificates, Series 03-20, 144A, 3.98%*, 11/1/2019 (a)	5,655,000	5,655,000
Illinois, University of Illinois Revenue, "A", 144A, 3.99%*, 4/1/2035 (a)	14,300,000	14,300,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 4.01%*, 3/1/2018, LaSalle National Bank (b)	1,435,000	1,435,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 4.04%*, 1/1/2015, Northern Trust Company (b)	6,500,000	6,500,000
Municipal Securities Trust Certificates, "A", Series 3031, 144A, 3.98%*, 4/10/2025 (a)	6,665,000	6,665,000
Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 4.01%*, 7/1/2020, LaSalle Bank NA (b)	2,240,000	2,240,000
Vernon Hills, IL, Industrial Development Revenue, Northwestern Tool & Die Project, AMT, 4.07%*, 4/1/2025, Harris Trust & Savings Bank (b)	745,000	745,000
Will & Kendall Counties, IL, Community School District No. 202, Series R-4031, 144A, 3.98%*, 1/1/2023 (a)	2,565,000	2,565,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, AMT, 4.08%*, 12/1/2016, Bank One NA (b)	3,430,000	3,430,000
Woodstock, IL, Multi-Family Housing Revenue, Willow Brooke Apartments, AMT, 4.01%*, 4/1/2042, Wells Fargo Bank NA (b)	28,000,000	28,000,000
		361,733,305
Indiana 4.0%
ABN AMRO, Munitops Certificates Trust, Series 2005-7, 144A, 3.68%*, 7/10/2013 (a)	24,210,000	24,210,000
Columbia City, IN, Economic Development Revenue, Precision Plastics Project, AMT, 4.04%*, 11/30/2017, Northern Trust Co. (b)	3,700,000	3,700,000
Indiana, Health & Educational Facility, Financing Authority Revenue, Greenwood Village South Project, Series A, 3.98%*, 5/1/2036, Sovereign Bank FSB (b)	6,000,000	6,000,000
Indiana, Health Facility Financing Authority Revenue, Clark Memorial Hospital, Series A, 3.95%*, 4/1/2024, Bank One NA (b)	2,000,000	2,000,000
Indiana, Health Facility Financing Authority Revenue, Macon Trust Hospital Revenue, Series F, 144A, 3.96%*, 5/1/2035 (a)	4,995,000	4,995,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center V Project, AMT, 4.01%*, 6/1/2022, LaSalle Bank NA (b)	5,000,000	5,000,000
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 4.01%*, 6/1/2022, LaSalle Bank NA (b)	4,900,000	4,900,000
Indiana, State Development Finance Authority Revenue, Educational Facilities, Indiana Museum of Art, 3.91%*, 2/1/2039, Bank One NA (b)	1,400,000	1,400,000
Indiana, State Finance Authority, Environmental Revenue, Ispat Inland, Inc., 3.95%*, 6/1/2035, Royal Bank of Scotland (b)	11,000,000	11,000,000
Indiana, State Finance Authority, Water Facilities Revenue, Series 111, 144A, AMT, 4.0%*, 10/1/2036 (a)	2,695,000	2,695,000
Indiana, Transportation Finance Authority Highway Revenue:
Series B-21, 144A, 3.99%*, 12/1/2022 (a)	2,075,000	2,075,000
Series R-4528, 144A, 3.98%*, 6/1/2018 (a)	2,270,000	2,270,000
Indiana University, State General Obligation, 3.64%, 5/17/2007	25,300,000	25,300,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 4.0%*, 1/1/2030 (a)	3,120,000	3,120,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 4.0%*, 5/1/2025, LaSalle National Bank (b)	4,650,000	4,650,000
Terre Haute, IN, Westminster Village Revenue, Series A, 3.98%*, 8/1/2036, Sovereign Bank FSB (b)	9,245,000	9,245,000
		112,560,000
Iowa 1.3%
Iowa, State School Cash Anticipation Program, Warrant Certificates, Series A, 4.5%, 6/28/2007 (a)	25,000,000	25,030,232
Iowa, State Tax & Revenue Anticipation Notes, 4.25%, 6/29/2007	12,000,000	12,008,514
		37,038,746
Kansas 0.1%
Kansas, State Development Finance Authority, Multi-Family Revenue, Oak Ridge Park II Project, Series X, AMT, 4.08%*, 12/1/2036, Marshall & Ilsley (b)	3,650,000	3,650,000
Kentucky 1.8%
Danville, KY, General Obligation:
3.63%, 5/4/2007	12,745,000	12,745,000
3.73%, 5/9/2007	13,025,000	13,025,000
Jeffersontown, KY, Lease Progam Revenue, Kentucky League of Cities Funding Trust, 4.04%*, 3/1/2030, US Bank NA (b)	3,820,000	3,820,000
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare, Series B, 3.95%*, 8/15/2031 (a)	15,000,000	15,000,000
Louisville & Jefferson County, KY, Lehman Municipal Trust Receipts, Various States, Series 06-F10, 144A, 4.05%*, 8/1/2022	6,675,000	6,675,000
		51,265,000
Louisiana 0.7%
Louisiana, State Gas & Fuels Tax Revenue, "A", 144A, 3.99%*, 5/1/2036 (a)	5,000,000	5,000,000
Louisiana, State Municipal Natural Gas Purchasing & District Authority, Series 1411Q, 144A, 3.98%*, 3/15/2014, JPMorgan Chase & Co. (b)	14,600,000	14,600,000
		19,600,000
Maine 1.0%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 3.95%*, 7/1/2022 (a)	9,270,000	9,270,000
Maine, State General Obligation, Board Anticipation Notes, 4.5%, 6/8/2007	9,725,000	9,735,097
Maine, State Housing Authority Mortgage Purchase:
Series H, AMT, 3.62%*, 11/15/2034	5,000,000	5,000,000
Series G, AMT, 3.98%*, 11/15/2037	5,000,000	5,000,000
		29,005,097
Maryland 0.7%
Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligation, Series B, 3.97%*, 1/1/2036, KBC Bank NV (b)	3,900,000	3,900,000
Maryland, State Economic Development Corp. Revenue, YMCA Central Maryland Project, 3.95%*, 4/1/2031, Branch Banking & Trust (b)	1,900,000	1,900,000
Montgomery County, MD, Economic Development Revenue, Howard Hughes Medical Facility, Series A, 3.93%*, 10/15/2020	15,000,000	15,000,000
		20,800,000
Massachusetts 2.1%
Massachusetts, General Obligation, 3.67%, 5/3/2007	27,000,000	27,000,000
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A, 3.96%*, 6/1/2030, KeyBank NA (b)	6,000,000	6,000,000
Massachusetts, State Development Finance Agency Revenue, Buckingham Brown & Nichols, 3.97%*, 6/1/2036, JPMorgan Chase Bank (b)	2,000,000	2,000,000
Massachusetts, State Development Finance Agency Revenue, Governor Dummer Academy, 3.98%*, 8/1/2036, Citizens Bank of MA (b)	5,000,000	5,000,000
Massachussetts, State Development Finance Agency Revenue, Tabor Academy, Series A, 3.98%*, 12/1/2036, Citizens Bank of MA (b)	4,805,000	4,805,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 4.0%*, 9/1/2041, TD BankNorth NA (b)	4,000,000	4,000,000
Massachusetts, State Industrial Finance Agency Revenue, Groton School Issue, Series B, 4.0%*, 3/1/2028	9,000,000	9,000,000
		57,805,000
Michigan 1.5%
Detroit, MI, City School District, Series PT-1844, 144A, 3.98%*, 5/1/2011 (a)	6,680,000	6,680,000
Flushing, MI, General Obligation, Community Schools, Series R-4517, 144A, 3.98%*, 5/1/2023	5,145,000	5,145,000
Holt, MI, General Obligation, Public Schools, 3.94%*, 5/1/2030	4,495,000	4,495,000
Michigan, Municipal Bond Authority Revenue, Series A, 4.5%, 8/20/2007, Bank of Nova Scotia (b)	7,125,000	7,142,489
Michigan, Municipal Securities Trust Certificates, "A", Series 9054, 144A, 3.97%*, 4/20/2011	6,770,000	6,770,000
Michigan, State Building Authority Revenue, Series PZ-140, 144A, 3.99%*, 10/15/2023 (a)	6,435,000	6,435,000
Michigan, State Certificates of Participation, Series 530, 144A, 3.97%*, 9/1/2011 (a)	4,625,000	4,625,000
		41,292,489
Minnesota 1.2%
Minnesota, Municipal Securities Trust Certificates, Minneapolis & St. Paul, "A", Series 2007-290, 144A, 3.98%*, 12/23/2014 (a)	5,000,000	5,000,000
Minnesota, State General Obligation:
Series R-4065, 144A, 3.98%*, 8/1/2023	3,845,000	3,845,000
5.0%, 8/1/2007	5,500,000	5,520,296
Minnesota, State Housing Finance Agency, Residential Housing Finance, Series M, AMT, 3.99%*, 1/1/2036	18,400,000	18,400,000
		32,765,296
Missouri 1.8%
Kansas City, MO, Industrial Development Authority Revenue, KC Downtown Arena Project, Series C, 3.98%*, 4/1/2040 (a)	21,930,000	21,930,000
Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 4.01%*, 3/1/2030, American National Bank & Trust (b)	14,000,000	14,000,000
Platte County, MO, Industrial Development Authority Industrial Revenue, Complete Home Concepts, Series A, AMT, 4.03%*, 1/1/2039, Columbian Bank (b)	6,800,000	6,800,000
Springfield, MO, Public Utilities Revenue, Series 1559, 144A, 3.98%*, 8/1/2014 (a)	6,795,000	6,795,000
		49,525,000
Montana 0.2%
Montana, RBC Municipal Products, Inc., Pollution Control, Series I-7, 144A, 3.97%*, 8/1/2014 (a)	5,000,000	5,000,000
Nebraska 0.2%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series D, 4.01%*, 9/1/2034	4,545,000	4,545,000
Nevada 0.1%
Truckee Meadows, NV, Water Authority Revenue, Series 2007-120, 144A, 3.97%*, 7/1/2023 (a)	4,000,000	4,000,000
New Hampshire 1.0%
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 3.95%*, 8/1/2036, Citizens Bank of NH (b)	14,000,000	14,000,000
New Hampshire, Health & Education Facilities Authority Revenue, LRG Healthcare, Series B, 4.0%*, 1/1/2032, JPMorgan Chase Bank (b)	8,390,000	8,390,000
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of New Hampshire, Inc. Project, AMT, 4.0%*, 9/1/2012, Wachovia Bank NA (b)	6,000,000	6,000,000
		28,390,000
New Jersey 1.0%
New Jersey, Economic Development Authority, Industrial Development Revenue, CST-Products LLC Project, AMT, 4.03%*, 4/1/2026, National Bank of Canada (b)	3,000,000	3,000,000
New Jersey, Municipal Securities Trust Certificates, "A", Series 2006-3009, 144A, 3.98%*, 8/24/2023 (a)	7,085,000	7,085,000
New Jersey, Reset Option Certificates Trust, Various States, Series R-684Z, 144A, 3.98%*, 12/15/2036 (a)	2,580,000	2,580,000
New Jersey, State Tax & Revenue Anticipation Notes, 4.5%, 6/22/2007	12,500,000	12,511,646
New Jersey, State Transportation Trust Fund Authority, Series PZ-139, 144A, 3.97%*, 12/15/2032 (a)	3,615,000	3,615,000
		28,791,646
New Mexico 0.3%
Albuquerque, NM, Airport Facilities Revenue, Series A, 3.97%*, 7/1/2020 (a)	5,200,000	5,200,000
Farmington, NM, Hospital Revenue, San Juan Regional Medical Center Project, Series B, 3.95%*, 6/1/2028, Bank of Nova Scotia (b)	4,500,000	4,500,000
		9,700,000
New York 3.0%
Austin Trust, Certificate of Participation, Variable States, Series 2007-132, 144A, 3.97%*, 6/15/2030	25,000,000	25,000,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, Inc., 4.01%*, 6/1/2022, KeyBank NA (b)	2,500,000	2,500,000
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	6,000,000	6,005,592
Nassau County, NY, Industrial Development Agency Revenue, Series MT-315, AMT, 144A, 4.02%*, 11/1/2029	8,000,000	8,000,000
New York, Metropolitan Transportation Authority Revenue, Series G-2, 3.89%*, 11/1/2026 (a)	1,800,000	1,800,000
New York, Municipal Securities Trust Certificates, "A", Series 5020, 144A, 4.02%*, 7/1/2018	2,700,000	2,700,000
New York, State General Obligation, Series B, 3.58%*, 3/15/2030, Dexia Credit Local France (b)	6,855,000	6,855,000
New York, State Local Assistance Corp., Series B, 3.87%*, 4/1/2023, Westdeutsche Landesbank (b)	1,000,000	1,000,000
New York, Tobacco Settlement Financing Corp.:
Series R-2033, 144A, 3.98%*, 6/1/2021 (a)	1,950,000	1,950,000
Series R-6500, 144A, 3.98%*, 6/1/2021 (a)	2,620,000	2,620,000
New York, NY, General Obligation, Series I-4, 3.97%*, 4/1/2036, Bank of New York (b)	16,500,000	16,500,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 3.99%*, 4/1/2032, Allied Irish Bank PLC (b)	1,365,000	1,365,000
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Jewish Board of Family Services, 3.93%*, 7/1/2025, Allied Irish Bank PLC (b)	4,000,000	4,000,000
Schenectady County, NY, Industrial Development Agency, Civic Facility Revenue, Sunnyview Hospital, Series B, 3.96%*, 8/1/2033, KeyBank NA (b)	2,205,000	2,205,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.96%*, 9/1/2015, KeyBank NA (b)	1,940,000	1,940,000
		84,440,592
North Carolina 0.6%
North Carolina, Capital Facilities Finance Agency Educational Revenue, Forsyth Country Day School, 3.95%*, 12/1/2031, Branch Banking & Trust (b)	5,400,000	5,400,000
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue, Salem Academy & College Project, 3.95%*, 8/1/2030, Branch Banking & Trust (b)	5,000,000	5,000,000
North Carolina, Medical Care Community Hospital Revenue, Southeastern Regional Medical Center, 3.95%*, 6/1/2037, Branch Banking & Trust (b)	2,500,000	2,500,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage-United Methodist, Series B, 3.95%*, 10/1/2035, Branch Banking & Trust (b)	5,000,000	5,000,000
		17,900,000
Ohio 6.4%
ABN AMRO, Munitops Certificates Trust, Series 2003-37, 144A, 3.99%*, 12/1/2011 (a)	3,000,000	3,000,000
Akron Bath Copley, OH, Joint Township Hospital District Revenue, Health Care Facility Summner Project, 3.96%*, 12/1/2032, KBC Bank NV (b)	5,130,000	5,130,000
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 4.0%*, 6/1/2032, Wachovia Bank NA (b)	9,405,000	9,405,000
Cleveland, OH, Airport Systems Revenue, Series PT-3731, 144A, 3.95%*, 1/1/2021 (a)	38,780,000	38,780,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.96%*, 12/1/2032 (a)	7,325,000	7,325,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.96%*, 2/1/2035, National City Bank (b)	9,920,000	9,920,000
Huron County, OH, Hospital Facilities Revenue, Fisher-Titus Medical Center, Series A, 3.94%*, 12/1/2027, National City Bank (b)	10,730,000	10,730,000
Montgomery County, OH, Catholic Health Revenue, Series B-1, 3.92%*, 4/1/2037	32,500,000	32,500,000
Ohio, Clipper Tax-Exempt Certificate Trust, Series 2006-8, AMT, 144A, 4.01%*, 11/1/2008	9,000,000	9,000,000
Ohio, Lehman Municipal Trust Reciepts, Dayton Ohio School, Series 06-P98, REG D, 144A, 4.0%*, 12/1/2031 (a)	13,705,000	13,705,000
Ohio, Reset Optional Certificates Trust II, Series R-9033, 144A, 3.98%*, 12/1/2031 (a)	2,290,000	2,290,000
Ohio, State Higher Educational Facilities Communication Revenue, Series R-751-CE, 144A, 3.98%*, 1/15/2046	6,500,000	6,500,000
Ohio, State Higher Educational Facility Revenue, Cleveland Institution Music Project, 3.96%*, 5/1/2030, National City Bank (b)	5,000,000	5,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Series J, AMT, 4.01%*, 9/1/2036	23,150,000	23,150,000
Summit County, OH, Revenue Bonds, Western Reserve Academy Project, 3.96%*, 10/1/2027, KeyBank NA (b)	5,235,000	5,235,000
		181,670,000
Oklahoma 0.8%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 4.01%*, 11/1/2018, SunTrust Bank (b)	5,200,000	5,200,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.95%*, 7/1/2032 (a)	15,890,000	15,890,000
		21,090,000
Oregon 1.2%
Forest Grove, OR, Student Housing Revenue, Oak Tree Foundation Project, Series A, 3.96%*, 3/1/2036, KeyBank NA (b)	8,000,000	8,000,000
Oregon, State Department of Administrative Services, Certificates of Participation, Series PT-1679, 144A, 3.99%*, 11/1/2012 (a)	4,125,000	4,125,000
Portland, OR, Economic Development, Broadway Project, Series A, 3.96%*, 4/1/2035 (a)	4,500,000	4,500,000
Portland, OR, Sewer System Revenue, Series PT-2435, 144A, 3.99%*, 10/1/2023 (a)	1,990,000	1,990,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project:
3.97%*, 5/1/2034, Bank of America NA (b)	9,175,000	9,175,000
3.97%*, 5/1/2037, Bank of America NA (b)	5,665,000	5,665,000
		33,455,000
Pennsylvania 3.9%
Allentown, PA, Area Hospital Authority Revenue, Sacred Heart Hospital, Series B, 3.94%*, 7/1/2023, Wachovia Bank NA (b)	5,980,000	5,980,000
Beaver County, PA, Industrial Development Authority, Pollution Control Revenue, First Energy, Series B, 3.96%*, 12/1/2041, Barclays Bank PLC (b)	5,000,000	5,000,000
Dallastown, PA, General Obligation, Area School District, 3.94%*, 2/1/2018 (a)	5,810,000	5,810,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.97%*, 11/1/2017 (a)	18,965,000	18,965,000
Latrobe, PA, Industrial Development Authority Revenue, Greensburg Diocese, 3.93%*, 6/1/2033, Allied Irish Bank PLC (b)	2,255,000	2,255,000
Lehman Municipal Trust Receipts, Pennsylvania Economic Development, Series 06-FC3-D, AMT, 144A, 4.1%*, 6/1/2031	5,900,000	5,900,000
Luzerne County, PA, Industrial Development Authority Revenue, Pennsummit Tubular LLC, Series A, AMT, 4.05%*, 2/1/2021, Wachovia Bank NA (b)	3,100,000	3,100,000
Montgomery County, PA, Series 94-B, 3.62%, 5/17/2007	13,340,000	13,340,000
Montgomery County, PA, Industrial Development Authority, Pollution Control Revenue, Series B, AMT, 3.96%*, 10/1/2034, Wachovia Bank NA (b)	4,160,000	4,160,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 4.04%*, 11/1/2041, Morgan Guaranty Trust (b)	1,090,000	1,090,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue:
Series MT-047, AMT, 144A, 3.99%*, 11/1/2021	10,490,000	10,490,000
Series V, AMT, 144A, 4.02%*, 11/1/2028	1,000,000	1,000,000
Pennsylvania, Reset Option Certificates Trust, Various States, Series R-682, 144A, 3.98%*, 11/1/2031 (a)	2,600,000	2,600,000
Pennsylvania, State Higher Educational Facilities Authority, Hospital Revenue, Series MT-042, 144A, 3.98%*, 1/1/2024	6,385,000	6,385,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Association of Independent Colleges & Universities, Series L-3, 3.97%*, 5/1/2028, PNC Bank NA (b)	2,600,000	2,600,000
Philadelphia, PA, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/29/2007, Bank of America NA (b)	8,000,000	8,008,965
Washington County, PA, Hospital Authority Revenue, Washington Hospital, Series A, 3.68%*, 7/1/2037, Wachovia Bank NA (b)	13,500,000	13,500,000
		110,183,965
South Carolina 1.6%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 4.07%*, 9/1/2011	3,300,000	3,300,000
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 4.0%*, 6/1/2019, Wachovia Bank NA (b)	3,945,000	3,945,000
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 3.96%*, 11/1/2032, Wachovia Bank NA (b)	13,385,000	13,385,000
South Carolina, Jobs Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc., Project, 3.95%*, 9/1/2028, Branch Banking & Trust (b)	2,800,000	2,800,000
South Carolina, Macron Trust, Series 2007-303, 144A, 3.98%*, 2/1/2012, Bank of America NA (b)	9,080,000	9,080,000
South Carolina, Municipal Securities Trust Certificates, "A", Series 2005-245, 144A, 3.98%*, 5/15/2024 (a)	10,480,000	10,480,000
South Carolina, Municipal Securities Trust Certificates, Scago Educational Facilities Corp., "A", Series 2006-293, 144A, 3.97%*, 12/8/2014 (a)	2,500,000	2,500,000
		45,490,000
Tennessee 4.9%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing Tennessee Municipal Bond Fund, 3.95%*, 11/1/2027, Bank of America NA (b)	6,560,000	6,560,000
Memphis-Shelby County, TN, Sports Authority Income Revenue, Memphis Arena Project, Series A, 3.95%*, 11/1/2028 (a)	9,150,000	9,150,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Ensworth School Project, 3.96%*, 12/1/2027, Suntrust Bank (b)	3,400,000	3,400,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Housing Old Hickory Towers, Series A, AMT, 144A, 4.06%*, 1/1/2030, Wachovia Bank NA (b)	3,596,000	3,596,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Revenue, Jackson Grove Apartments, Series A, AMT, 4.01%*, 4/1/2036, Marshall & Ilsley (b)	8,000,000	8,000,000
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series C05, 144A, 4.0%*, 9/1/2026	9,220,000	9,220,000
Series 1418, 144A, 3.98%*, 3/1/2018	24,960,000	24,960,000
Tennessee, Municipal Securities Trust "A", Certificates, Tennessee Energy, Series 2006-275, 144A, 3.97%*, 4/2/2020	4,995,000	4,995,000
Tennessee, Tennergy Corp., Gas Revenue, Series 1258Q, 144A, 3.98%*, 11/1/2013	28,000,000	28,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.98%*, 5/1/2016	41,700,000	41,700,000
		139,581,000
Texas 13.2%
ABN AMRO, Munitops Certificates Trust:
Series 2004-38, 144A, 3.99%*, 2/15/2011	9,205,000	9,205,000
Series 2006-59, 144A, 3.99%*, 8/1/2013	10,000,000	10,000,000
Series 2007-01, 144A, 3.99%*, 2/15/2027	15,050,000	15,050,000
Aldine, TX, Independent School District, Series 827, 144A, 3.98%*, 1/1/2012	2,905,000	2,905,000
Austin, TX, Electric Utility Systems Revenue, Series R-1057, 144A, 3.98%*, 11/15/2021 (a)	4,755,000	4,755,000
Austin Trust, General Obligation, Various States, Series 2007-127, 144A, 3.97%*, 8/15/2028 (a)	8,000,000	8,000,000
Clear Creek, TX, Independent School District, Series 04, 144A, 3.99%*, 2/15/2029 (a)	4,495,000	4,495,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 4.0%*, 7/15/2010 (a)	3,870,000	3,870,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 3.99%*, 2/15/2022	2,600,000	2,600,000
Dallas, TX, Independent School District, Series 6038, 144A, 3.98%*, 8/15/2024	6,110,000	6,110,000
Harris County, TX, Health Facilities Development Corp. Revenue, St. Luke's Episcopal Health Charities, Series A, 3.93%*, 2/15/2032 (a)	14,000,000	14,000,000
Harris County, TX:
Series 1099, 144A, 3.98%*, 8/15/2009 (a)	2,800,000	2,800,000
Series 1111, 144A, 3.98%*, 8/15/2009 (a)	6,470,000	6,470,000
Harris County, TX:
3.69%, 5/2/2007	5,000,000	5,000,000
3.69%, 5/2/2007	14,954,000	14,954,000
Hidalgo County, TX, General Obligation, Series R-2148, 144A, 3.98%*, 8/15/2024 (a)	7,310,000	7,310,000
Houston, TX, General Obligation, 3.65%, 6/7/2007	7,500,000	7,500,000
Houston, TX, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	33,000,000	33,041,516
Houston, TX, Utility System Revenue:
3.62%, 6/14/2007	22,500,000	22,500,000
3.65%, 6/21/2007	21,900,000	21,900,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 3.98%*, 12/1/2023	7,700,000	7,700,000
Jefferson County, TX, Health Facilities Development Corp., Series A-83, 144A, 3.99%*, 8/15/2021 (a)	3,535,000	3,535,000
Keller, TX, Independent School District, Series 2007-122, 144A, 3.97%*, 8/15/2032	3,090,000	3,090,000
Lubbock, TX, Independent School District, School Building, 3.94%*, 2/1/2030	8,550,000	8,550,000
North Texas, Higher Educational Authority, Inc., Student Loan Revenue, Series A, AMT, 4.0%*, 12/1/2041, Bank of America NA (b)	25,000,000	25,000,000
Northside, TX, Independent School District, Series 1301, 144A, 3.98%*, 12/15/2013	4,605,000	4,605,000
Plano, TX, Independent School District, Series PT-2428, 144A, 3.99%*, 2/15/2024	5,370,000	5,370,000
San Antonio, TX, Electric & Gas Revenue, Series PT-1700, 144A, 4.0%*, 2/1/2010	6,485,000	6,485,000
San Antonio, TX, Water Revenue:
Series 66, 144A, 3.97%*, 5/15/2037 (a)	7,100,000	7,100,000
Series 2007-009, 144A, 3.97%*, 5/15/2037 (a)	1,920,000	1,920,000
Texas, A & M University Revenues, Series 944, 144A, 3.98%*, 5/15/2013	1,790,000	1,790,000
Texas, Capital Area Housing Finance Corp., Cypress Creek at River Apartments, AMT, 4.04%*, 10/1/2039, CitiBank NA (b)	5,500,000	5,500,000
Texas, Lower Colorado River Authority, 3.64%, 6/4/2007	20,000,000	20,000,000
Texas, Macon Trust, Series 2007-307, AMT, 4.02%*, 4/1/2009	23,995,000	23,995,000
Texas, Municipal Securities Trust Certificates, "A", Series 2005-235, 144A, 3.98%*, 4/5/2023 (a)	6,035,000	6,035,000
Texas, State Turnpike Authority, Central Texas Turnpike Systems Revenue, Series 1408, 144A, 3.97%*, 8/15/2042 (a)	2,000,000	2,000,000
Texas, University of Texas Systems Revenue Financing, 3.7%, 6/5/2007	12,461,000	12,461,000
Texas, Upper Trinity Regional Water Distribution Revenue:
3.55%, 6/1/2007	14,300,000	14,300,000
3.57%, 6/1/2007	1,250,000	1,250,000
Texas, Water Development Board Revenue, Series PT-2187, 144A, 3.99%*, 7/15/2021	10,000,000	10,000,000
		373,151,516
Utah 2.8%
Davis County, UT, School District, Tax Anticipation Notes, 4.5%, 6/29/2007	30,000,000	30,035,022
Salt Lake City, UT, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	20,000,000	20,025,874
Utah, Water Finance Agency Revenue:
Series A-12, 3.98%*, 10/1/2035 (a)	10,000,000	10,000,000
Series A-16, 3.98%*, 7/1/2036 (a)	5,000,000	5,000,000
Series A-17, 4.01%*, 12/1/2032 (a)	5,000,000	5,000,000
Utah, Water Finance Agency Revenue, Tender Option, Series A-18, 4.01%*, 3/1/2027 (a)	10,000,000	10,000,000
		80,060,896
Vermont 0.1%
Vermont, State Student Assistance Corp., Student Loan Revenue, 3.76%*, 1/1/2008, State Street Bank & Trust Co. (b)	2,000,000	2,000,000
Virginia 1.3%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 4.02%*, 1/15/2039	4,000,000	4,000,000
Henrico County, VA, Economic Development Authority, Industrial Development Revenue, Colonial Mechanical Corp., AMT, 4.0%*, 8/1/2020, Wachovia Bank NA (b)	3,800,000	3,800,000
Norfolk, VA, State General Obligations, AMT, 4.01%*, 8/1/2037	12,000,000	12,000,000
Virginia, Capital Region Airport Commission, Passenger Facility Charge Revenue, Series A, AMT, 4.0%*, 6/1/2035, Wachovia Bank NA (b)	3,555,000	3,555,000
Virginia Port Authority, Facility Revenue, "A", AMT, 144A, 4.02%*, 7/1/2036 (a)	9,390,000	9,390,000
Winchester, VA, Industrial Development Authority, Residential Care Facility Revenue, Westminster Cantenbury, Series B, 3.95%*, 1/1/2010, Branch Banking & Trust (b)	3,000,000	3,000,000
		35,745,000
Washington 4.7%
Clark County, WA, Public Utility District No. 001, Electric Revenue, Series F4-D, 144A, 4.05%*, 10/1/2007	11,390,000	11,390,000
Grant County, WA, Public Utility District Number 002, Electric Revenue, Series PT-780, 144A, 3.98%*, 1/1/2010 (a)	13,125,000	13,125,000
King County, WA, Housing Authority Revenue, Summerfield Apartments Project, 3.94%*, 9/1/2035, US Bank NA (b)	1,655,000	1,655,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 3.98%*, 12/1/2023 (a)	1,265,000	1,265,000
Port Seattle, WA, General Obligation:
3.7%, 6/18/2007	5,100,000	5,100,000
3.71%, 8/2/2007	13,625,000	13,625,000
Port Tacoma, WA, General Obligation, Series R-4036, 144A, 3.98%*, 12/1/2025 (a)	5,820,000	5,820,000
Washington, Metropolitan Apartments Authority, 3.7%, 5/23/2007	10,500,000	10,500,000
Washington, Municipal Securities Trust Certificates:
"A", Series 9058, 144A, 3.97%*, 9/23/2010 (a)	9,990,000	9,990,000
"A", Series 2006-250, 144A, 3.97%*, 8/14/2015 (a)	7,555,000	7,555,000
Washington, Port of Seattle Revenue, AMT, 3.97%*, 9/1/2035, Fortis Bank (b)	2,600,000	2,600,000
Washington, State General Obligation, Series PZ-106, 144A, 3.99%*, 1/1/2020 (a)	8,370,000	8,370,000
Washington, State Health Care Facilities Authority Revenue, Seattle Cancer Care, 3.97%*, 3/1/2035, KeyBank NA (b)	3,885,000	3,885,000
Washington, State Housing Finance Commission, Series PA-1430, AMT, 144A, 4.0%*, 6/1/2037	2,935,000	2,935,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Echo Lake Senior Apartment Project, AMT, 4.02%*, 7/15/2040	8,985,000	8,985,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 4.01%*, 7/1/2039	2,000,000	2,000,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Vintage Silverdale, Series A, AMT, 4.02%*, 9/15/2039	4,000,000	4,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 4.03%*, 10/1/2041, Wells Fargo Bank NA (b)	3,525,000	3,525,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Deer Run West Apartments Project, Series A, AMT, 4.05%*, 6/15/2037, Bank of America NA (b)	5,200,000	5,200,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardenes of Tacoma, Series A, AMT, 4.03%*, 9/15/2040, Bank of America NA (b)	8,000,000	8,000,000
Washington, State Housing Finance Commission, Nonprofit Revenue, Eastside Catholic School, Series A, 3.96%*, 7/1/2038, KeyBank NA (b)	4,000,000	4,000,000
		133,525,000
Wisconsin 1.3%
Milwaukee, WI, Sewer Revenue, Series R-4500, 144A, 3.98%*, 6/1/2022 (a)	3,575,000	3,575,000
Milwaukee County, WI, Airport Revenue, Series PT-3726, AMT, 144A, 4.0%*, 12/1/2026 (a)	2,625,000	2,625,000
Whitewater, WI, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 4.0%*, 12/1/2009, Bank of America NA (b)	3,000,000	3,000,000
Wisconsin, Clipper Tax-Exempt Certificates Trust, 144A, 3.97%*, 9/1/2017	6,755,000	6,755,000
Wisconsin, Puttable Floating Options, Tax-Exempts Receipts, Wisconsin State Transition Revenue, Series PT-3929, 144A, 3.99%*, 7/1/2026 (a)	6,830,000	6,830,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Amery Regional Medical Center, Inc., Series A, 4.01%*, 5/1/2036, Fifth Third Bank (b)	7,000,000	7,000,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic, Series B, 3.98%*, 1/15/2036, Marshall & Ilsley (b)	5,000,000	5,000,000
Wisconsin, State Transportation Authority, 3.65%, 6/14/2007	2,500,000	2,500,000
		37,285,000
Multi-State 1.3%
Puttable Floating Option, Tax-Exempt Receipts, Series PZP-020, 144A, 4.02%*, 8/1/2031	10,385,000	10,385,000
UBS Municipal Custodial Residual and Variable Securities, Various States, 144A, 4.02%*, 8/1/2036	25,000,000	25,000,000
		35,385,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,747,981,090)+	97.3	2,747,981,090
Other Assets and Liabilities, Net	2.7	77,474,218
Net Assets	100.0	2,825,455,308
* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of April 30, 2007.
+ The cost for federal income tax purposes was $2,747,981,090.
(a) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	9.6
Financial Guaranty Insurance Company	6.1
Financial Security Assurance, Inc.	5.6
MBIA Corporation	5.9
(b) The security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax

The accompanying notes are an integral part of the financial statements.

Financial Statements

Tax-Exempt Portfolio

Statement of Assets and Liabilities as of April 30, 2007
Assets	Tax-Exempt Portfolio
Investments in securities, valued at amortized cost	$ 2,747,981,090
Cash	154,713
Receivable for investments sold	54,215,901
Interest receivable	23,453,738
Receivable for Portfolio shares sold	4,570,529
Other assets	45,304
Total assets	2,830,421,275
Liabilities
Dividends payable	1,716,114
Payable for Portfolio shares redeemed	1,971,623
Accrued management fee	403,061
Other accrued expenses and payables	875,169
Total liabilities	4,965,967
Net assets, at value	$ 2,825,455,308
Net Assets
Net assets consist of: Undistributed net investment income	19,024
Accumulated net realized gain (loss)	(67,996)
Paid-in capital	2,825,504,280
Net assets, at value	$ 2,825,455,308

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2007 (continued)
Net Asset Value	Tax-Exempt Portfolio

Capital Assets Funds Shares

Net Asset Value, offering and redemption price per share ($18,335,303 ÷ 18,334,124 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Davidson Cash Equivalent Shares

Net Asset Value, offering and redemption price per share ($57,959,828 ÷ 57,956,867 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Exempt Cash Institutional Shares

Net Asset Value, offering and redemption price per share ($1,064,162,599 ÷ 1,064,165,503 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Exempt Money Fund

Net Asset Value, offering and redemption price per share ($626,831,903 ÷ 626,785,663 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

DWS Tax-Free Money Fund Class S

Net Asset Value, offering and redemption price per share ($172,077,002 ÷ 171,897,176 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Premier Money Market Shares

Net Asset Value, offering and redemption price per share ($117,060,119 ÷ 117,058,194 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00
Service Shares Net Asset Value, offering and redemption price per share ($18,434,916 ÷ 18,433,703 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

Tax-Exempt Cash Managed Shares

Net Asset Value, offering and redemption price per share ($224,888,387 ÷ 224,883,829 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

Tax-Free Investment Class

Net Asset Value, offering and redemption price per share ($525,705,251 ÷ 525,790,146 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended April 30, 2007
Investment Income	Tax-Exempt Portfolio
Income: Interest	$ 48,002,599
Expenses: Management fee	2,136,882
Services to shareholders	848,351
Custodian fees	52,598
Distribution service fees	1,790,990
Auditing	50,129
Legal	40,099
Trustees' fees and expenses	52,904
Reports to shareholders	106,302
Registration fees	88,444
Other	166,478
Total expenses before expense reductions	5,333,177
Expense reductions	(124,263)
Total expenses after expense reductions	5,208,914
Net investment income	42,793,685
Net realized gain (loss) from investments	(38,569)
Net increase (decrease) in net assets resulting from operations	$ 42,755,116

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets	Tax-Exempt Portfolio
Increase (Decrease) in Net Assets	Years Ended April 30,
	2007	2006
Operations: Net investment income	$ 42,793,685	$ 23,398,310
Net realized gain (loss) on investment transactions	(38,569)	34,225
Net increase in net assets resulting from operations	42,755,116	23,432,535
Distributions to shareholders from: Net investment income: Capital Assets Funds Shares	(763,038)	(457,433)
Davidson Cash Equivalent Shares	(1,542,943)	(934,315)
DWS Tax-Exempt Cash Institutional Shares	(23,334,535)	(10,631,006)
DWS Tax-Exempt Money Fund	(2,628,142)	—
DWS Tax-Free Money Fund Class S	(696,051)	—
Premier Money Market Shares	(3,104,921)	(2,296,090)
Service Shares*	(599,315)	(482,612)
Service Shares**	—	(216)
Tax-Exempt Cash Managed Shares	(8,023,993)	(8,595,538)
Tax-Free Investment Class	(2,072,885)	—
Portfolio share transactions: Proceeds from shares sold	5,512,706,203	3,907,244,212
Reinvestment of distributions	26,814,200	8,001,297
Cost of shares redeemed	(5,198,926,703)	(4,060,664,720)
Net assets acquired in tax-free reorganization	1,645,753,759	—
Net increase (decrease) in net assets from Portfolio share transactions	1,986,347,459	(145,419,211)
Increase (decrease) in net assets	1,986,336,752	(145,383,886)
Net assets at beginning of period	839,118,556	984,502,442
Net assets at end of period (including undistributed net investment income of $19,024 and $7,551, respectively)	$ 2,825,455,308	$ 839,118,556
* Service Shares class of the Tax-Exempt Portfolio was known as Service Shares II.
** The Tax-Exempt Portfolio's Service Shares liquidated on June 1, 2005.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Tax-Exempt Portfolio

DWS Tax-Exempt Cash Institutional Shares
Years Ended April 30,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.034	.026	.014	.009	.012
Less distributions from net investment income	(.034)	(.026)	(.014)	(.009)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	3.46[b]	2.64	1.38[a]	.86	1.17
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,064	370	413	331	284
Ratio of expenses before expense reductions (%)	.21	.21	.21	.20	.23
Ratio of expenses after expense reductions (%)	.20	.21	.20	.20	.23
Ratio of net investment income (%)	3.42	2.61	1.38	.85	1.18

Tax-Exempt Portfolio Tax-Exempt Cash Managed Shares
Years Ended April 30,	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	.032	.024	.012	.006	.009
Less distributions from net investment income	(.032)	(.024)	(.012)	(.006)	(.009)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return (%)	3.24[b]	2.41	1.20[a]	.56	.91
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	225	248	417	417	259
Ratio of expenses before expense reductions (%)	.43	43.43		.43	.49
Ratio of expenses after expense reductions (%)	.42	.43	.43	.43	.49
Ratio of net investment income (%)	3.19	2.39	1.16	.62	.91
[a] Total return includes income resulting from a nonrecurring adjustment in expenses. Without this adjustment, total return would have been 1.15%.
[b] Total return would have been lower had certain expenses not been reduced.

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Trust offers three portfolios: Money Market Portfolio, Government & Agency Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). The financial statements of Government & Agency Securities Portfolio and Money Market Portfolio are presented in separate annual reports.

Tax-Exempt Portfolio (the "Portfolio") offers nine classes of shares: Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Cash Institutional Shares, DWS Tax-Exempt Money Fund (effective March 19, 2007), DWS Tax-Free Money Fund Class S (effective March 19, 2007), Premier Money Market Shares, Service Shares, Tax-Exempt Cash Managed Shares and Tax-Free Investment Class (effective March 19, 2007).

The financial highlights for all classes of shares, other than DWS Tax-Exempt Cash Institutional Shares and Tax-Exempt Cash Managed Shares, are provided separately and are available upon request.

The Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that Portfolio, except that each class bears certain expenses unique to that class such as distribution service fees, shareholder service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

During the year ended April 30, 2007, the Portfolio inherited and utilized $15,510 of prior year capital loss carryforward from its merger with DWS Cash Reserves Tax Free Series. In addition, the Portfolio inherited and utilized $1,339 of prior year capital loss carryforward from its merger with DWS Tax-Free Money Investment.

During the period from November 1, 2006 through April 30, 2007, the Portfolio incurred approximately $67,996 of net realized capital losses. As permitted by tax regulations, the Portfolio intends to elect to defer these losses and treat them as arising in the fiscal year ended April 30, 2008.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Portfolio is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC indicated that they would not object if the Portfolio implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Portfolio and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

Distribution of Income. Net investment income of the Portfolio is declared as a daily dividend and is distributed to shareholders monthly.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Portfolio.

At April 30, 2007, the Portfolio's components of distributable earnings on a tax-basis are as follows:

Undistributed tax-exempt income	$ 1,756,155

In addition, during the years ended April 30, 2007 and April 30, 2006, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	Years Ended April 30,
	2007	2006
Distributions from tax-exempt income	$ 42,765,823	$ 23,397,210

Expenses. Expenses of the Trust arising in connection with a specific Portfolio are allocated to that Portfolio. Other Trust expenses which cannot be directly attributed to a Portfolio are apportioned pro rata on the basis of relative net assets among the Portfolios in the Trust.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

2. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Trust in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Portfolio pays a monthly management fee based on the Trust's combined average daily net assets, accrued daily and payable monthly, at 1/12 of the following annual rates:

First $500 million of the Trust's combined average daily net assets	.220%
Next $500 million of such net assets	.200%
Next $1 billion of such net assets	.175%
Next $1 billion of such net assets	.160%
Over $3 billion of such net assets	.150%

Accordingly, for the year ended April 30, 2007, the Portfolio incurred management fees equivalent to the following annual effective rate of the Portfolio's average daily net assets:

Annual Effective Rate
Tax-Exempt Portfolio	.16%

Effective March 19, 2007 through March 18, 2010, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the DWS Tax-Exempt Cash Institutional Shares to the extent necessary to maintain total operating expenses at 0.20% of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering costs).

For the year ended April 30, 2007, the Advisor voluntarily waived a portion of its management fee on the Tax-Exempt Portfolio aggregating $22,576 to reimburse costs associated with a trading error. Accordingly, the net management fee charged aggregated $2,114,306, which was equivalent to an annual effective rate of 0.16% of the Portfolio's average net assets.

The Advisor also has agreed to maintain expenses of the Capital Assets Funds Shares, Davidson Cash Equivalent Shares, DWS Tax-Exempt Money Fund, DWS Tax-Free Money Fund Class S, Service Shares and Tax-Free Investment Class of the Tax-Exempt Portfolio at certain rates for the year ended April 30, 2007. These rates are disclosed in the respective share classes' annual reports that are provided separately and are available upon request.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the year ended April 30, 2007, the amounts charged to the Portfolio by DWS-SISC were as follows:

Tax-Exempt Portfolio:	Total Aggregated	Waived	Unpaid at April 30, 2007
Capital Assets Funds Shares	$ 73,423	$ 8,849	$ 9,939
Davidson Cash Equivalent Shares	88,434	31,872	13,648
DWS Tax-Exempt Cash Institutional Shares	56,861	27,862	—
DWS Tax-Exempt Money Fund	30,171	—	30,171
DWS Tax-Free Money Fund Class S	18,316	—	18,316
Premier Money Market Shares	299,469	—	50,167
Service Shares	56,004	9,828	5,208
Tax-Exempt Cash Managed Shares	168,483	—	36,924
Tax-Free Investment Class	46,394	—	46,394

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of average daily net assets for the shares listed in the following table.

For the year ended April 30, 2007, the Distribution Fee was as follows:

Tax-Exempt Portfolio:	Distribution Fee	Unpaid at April 30, 2007	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 96,772	$ 6,556.33%		.33%
Davidson Cash Equivalent Shares	167,837	14,962.30%		.30%
Premier Money Market Shares	292,786	25,711.25%		.25%
Service Shares	137,994	10,118.60%		.60%
Tax-Free Investment Class	165,693	115,617.25%		.25%

In addition, DWS-SDI provides information and administrative services for a fee ("Service Fee") for the shares listed in the following table. A portion of these fees may be paid pursuant to a Rule 12b-1 plan.

For the year ended April 30, 2007, the Service Fee was as follows:

Tax-Exempt Portfolio:	Service Fee	Unpaid at April 30, 2007	Annualized Effective Rate	Contractual Rate (Up To)
Capital Assets Funds Shares	$ 73,312	$ 4,836.25%		.25%
Davidson Cash Equivalent Shares	139,864	12,325.25%		.25%
Premier Money Market Shares	292,786	23,927.25%		.25%
Tax-Exempt Cash Managed Shares	377,552	29,332.15%		.15%
Tax-Free Investment Class	46,394	32,371.07%		.25%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended April 30, 2007, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" was as follows:

	Total Aggregated	Unpaid at April 30, 2007
Tax-Exempt Portfolio	31,450	18,720

Trustees' Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

3. Fee Reductions

For the year ended April 30, 2007, the Advisor has agreed to reimburse the Portfolio the following amounts, which represent a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider:

Amount ($)
Tax-Exempt Portfolio	18,863

In addition, the Portfolio has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended April 30, 2007, the Portfolio's custodian fees were reduced as follows:

	Custody Credits	Transfer Credits
Tax-Exempt Portfolio	2,472	1,941

4. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Portfolio:

Tax-Exempt Portfolio

	Year Ended April 30, 2007		Year Ended April 30, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Capital Assets Funds Shares	60,952,159	$ 60,952,159	78,865,315*	$ 78,865,315*
Davidson Cash Equivalent Shares	120,678,635	120,678,635	123,356,457	123,356,457
DWS Tax-Exempt Cash Institutional Shares	3,750,368,659	3,750,368,659	2,454,329,923	2,454,329,923
DWS Tax-Exempt Money Fund***	84,374,066	84,374,066	—	—
DWS Tax-Free Money Fund Class S***	8,076,516	8,076,516	—	—
Premier Money Market Shares	229,545,285	229,545,285	351,027,086	351,027,086
Service Shares	119,503,146	119,503,146	228,151,786+	228,151,786+
Tax-Exempt Cash Managed Shares	556,504,056	556,504,056	671,513,645	671,513,645
Tax-Free Investment Class***	582,703,681	582,703,681	—	—
		$ 5,512,706,203		$ 3,907,244,212
Shares issued to shareholders in reinvestment of distributions
Capital Assets Funds Shares	767,447	$ 767,447	452,753*	$ 452,753*
Davidson Cash Equivalent Shares	1,550,920	1,550,920	928,287	928,287
DWS Tax-Exempt Cash Institutional Shares	15,765,785	15,765,785	3,832,160	3,832,160
DWS Tax-Exempt Money Fund***	2,277,743	2,277,743	—	—
DWS Tax-Free Money Fund Class S***	643,835	643,835	—	—
Premier Money Market Shares	3,122,297	3,122,297	2,283,722	2,283,722
Service Shares	—	—	216**	216**
Service Shares	602,208	602,208	479,563+	479,563+
Tax-Exempt Cash Managed Shares	12,321	12,321	24,596	24,596
Tax-Free Investment Class***	2,071,644	2,071,644	—	—
		$ 26,814,200		$ 8,001,297
Shares redeemed
Capital Assets Funds Shares	(73,842,797)	$ (73,842,797)	(48,860,753)*	$ (48,860,753)*
Davidson Cash Equivalent Shares	(115,011,075)	(115,011,075)	(107,174,545)	(107,174,545)
DWS Tax-Exempt Cash Institutional Shares	(3,341,325,618)	(3,341,325,618)	(2,500,358,225)	(2,500,358,225)
DWS Tax-Exempt Money Fund***	(100,851,176)	(100,851,176)	—	—
DWS Tax-Free Money Fund Class S***	(10,304,440)	(10,304,440)	—	—
Premier Money Market Shares	(234,599,731)	(234,599,731)	(355,049,760)	(355,049,760)
Service Shares	—	—	(134,982)**	(134,982)**
Service Shares	(122,724,128)	(122,724,128)	(207,578,872)+	(207,578,872)+
Tax-Exempt Cash Managed Shares	(579,145,708)	(579,145,708)	(841,507,583)	(841,507,583)
Tax-Free Investment Class***	(621,122,030)	(621,122,030)	—	—
		$ (5,198,926,703)		$ (4,060,664,720)
Shares issued in tax-free reorganization
DWS Tax-Exempt Cash Institutional Shares	268,985,283	268,980,272	—	—
DWS Tax-Exempt Money Fund***	640,985,030	641,044,754	—	—
DWS Tax-Free Money Fund Class S***	173,481,265	173,664,739	—	—
Tax-Free Investment Class***	562,136,851	562,063,994	—	—
		$ 1,645,753,759		$ —
Net increase (decrease)
Capital Assets Funds Shares	(12,123,191)	$ (12,123,191)	30,457,315*	$ 30,457,315*
Davidson Cash Equivalent Shares	7,218,480	7,218,480	17,110,199	17,110,199
DWS Tax-Exempt Cash Institutional Shares	693,794,109	693,789,098	(42,196,142)	(42,196,142)
DWS Tax-Exempt Money Fund***	626,785,663	626,845,387	—	—
DWS Tax-Free Money Fund Class S***	171,897,176	172,080,650	—	—
Premier Money Market Shares	(1,932,149)	(1,932,149)	(1,738,952)	(1,738,952)
Service Shares	—	—	(134,766)**	(134,766)**
Service Shares	(2,618,774)	(2,618,774)	21,052,477+	21,052,477+
Tax-Exempt Cash Managed Shares	(22,629,331)	(22,629,331)	(169,969,342)	(169,969,342)
Tax-Free Investment Class***	525,790,146	525,717,289	—	—
		$ 1,986,347,459		$ (145,419,211)
* For the period from June 15, 2005 (commencement of operations) to April 30, 2006.
** Effective June 1, 2005, shares of the Service Shares were liquidated.
*** For the period from March 19, 2007 (commencement of operations) to April 30, 2007.
+ For the period from May 18, 2005 (commencement of operations) to April 30, 2006. Formerly known as Service Shares II.

6. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading of fund shares at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admitted nor denied any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Portfolio was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

7. Acquisition of Assets

On March 19, 2007, Cash Account Trust: Tax-Exempt Portfolio acquired all of the net assets of DWS Tax-Free Money Fund, DWS Tax-Exempt Money Fund, and Cash Reserve Fund, Inc. Tax-Free Series pursuant to an agreement and plan of reorganization approved by shareholders on January 25, 2007 for DWS Tax-Free Money Fund and DWS Tax-Exempt Money Fund, and on February 7, 2007 for Cash Reserve Fund, Inc. Tax-Free Series. The acquisition was accomplished by a tax-free exchange of 173,481,265 shares of DWS Tax Free Money Fund, 640,985,030 shares of DWS Tax-Exempt Money Fund, 268,985,283 Tax-Free Shares and 562,136,851 Tax-Free Institutional Shares of Cash Reserve Fund, Inc. Tax-Free Series, respectively, for 173,481,265 DWS Tax-Free Money Fund Class S shares, 640,985,030 DWS Tax-Exempt Money Fund shares, 268,985,283 DWS Tax-Exempt Cash Institutional Shares and 562,136,851 Tax-Free Investment Class shares of Cash Account Trust: Tax-Exempt Portfolio, respectively, outstanding on March 19, 2007. DWS Tax Free Money Fund's, DWS Tax-Exempt Money Fund's, and Cash Reserve Fund, Inc. Tax-Free Series' net assets at that date of $173,664,739, $641,044,754, and $831,044,266, respectively, were combined with those of Cash Account Trust: Tax-Exempt Portfolio. The aggregate net assets of Cash Account Trust: Tax-Exempt Portfolio immediately before the acquisition were $1,363,024,909. The combined net assets of Cash Account Trust: Tax-Exempt Portfolio immediately following the acquisition were $3,008,778,668.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Cash Account Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Tax-Exempt Portfolio (the "Portfolio"), one of the portfolios constituting Cash Account Trust (the "Trust"), as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tax-Exempt Portfolio of Cash Account Trust at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts June 18, 2007

Tax Information (Unaudited)

For the Tax-Exempt Portfolio, of the dividends paid from net investment income for the taxable year ended April 30, 2007, 100% are designated as exempt interest dividends for federal income tax purposes.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 621-1048.

Other Information

Proxy Voting

A description of the Portfolio's policies and procedures for voting proxies for portfolio securities and information about how the portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the portfolio's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio of Investments

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Principal Underwriter

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of April 30, 2007. Each individual's year of birth is set forth in parentheses after his or her name. Unless otherwise noted; (i) each individual has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each individual is c/o Deutsche Asset Management, 222 South Riverside Plaza, Chicago, Illinois 60606. Each Board Member's term of office extends until the next shareholders' meeting called for the purpose of electing such Board Members and until the election and qualification of a successor, or until such Board Member sooner dies, retires, resigns or is removed as provided in the governing documents of the Trust.

Independent Board Members
Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2007, and Board Member, 2002-present	Consultant, World Bank/Inter-American Development Bank; formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	55
John W. Ballantine (1946) Board Member, 1999-present	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank	55
Donald L. Dunaway (1937) Board Member, 1980-present	Retired; formerly, Executive Vice President, A.O. Smith Corporation (diversified manufacturer) (1963-1994)	55
James R. Edgar (1946) Board Member, 1999-present	Distinguished Fellow, University of Illinois, Institute of Government and Public Affairs (1999-present); formerly, Governor, State of Illinois (1991-1999). Directorships: John B. Sanfilippo & Son, Inc. (processor/packager/marketer of nuts, snacks and candy products); Horizon Group Properties, Inc.; Youbet.com (online wagering platform); Alberto-Culver Company (manufactures, distributes and markets health and beauty care products)	55
Robert B. Hoffman (1936) Board Member, 1981-present	Retired; formerly, Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries) (1999-2001); prior thereto, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products) (1994-1999). Directorships: RCP Advisors, LLC (a private equity investment advisory firm)	55
William McClayton (1944) Board Member, 2004-present	Managing Director of Finance and Administration, Diamond Management & Technology Consultants, Inc. (global management consulting firm) (2001-present); formerly, Partner, Arthur Andersen LLP (accounting) (1986-2001). Formerly: Trustee, Ravinia Festival; Board of Managers, YMCA of Metropolitan Chicago	55
Shirley D. Peterson (1941) Board Member, 1995-present	Retired; formerly, President, Hood College (1995-2000); prior thereto, Partner, Steptoe & Johnson (law firm); Commissioner, Internal Revenue Service; Assistant Attorney General (Tax), US Department of Justice. Directorships: Federal Mogul Corp. (supplier of automotive components and subsystems); AK Steel (steel production); Goodyear Tire & Rubber Co. (April 2004-present); Champion Enterprises, Inc. (manufactured home building); Wolverine World Wide, Inc. (designer, manufacturer and marketer of footwear) (April 2005-present); Trustee, Bryn Mawr College. Former Directorship: Bethlehem Steel Corp.
		55
Robert H. Wadsworth (1940) Board Member, 2004-present	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present). Formerly, Trustee of New York Board DWS Funds.	58
Officers[2]
Name, Year of Birth, Position(s) Held with the Trust and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years and Other Directorships Held	Number of Funds in Fund Complex Overseen
Michael G. Clark[4] (1965) President, 2006-present	Managing Director[3], Deutsche Asset Management (2006-present); President of DWS family of funds; formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)
n/a
Philip J. Collora (1945) Vice President and Assistant Secretary, 1986-present	Director[3], Deutsche Asset Management	n/a
Paul H. Schubert[4] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[3], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)
n/a
John Millette[5] (1962) Secretary, 2001-present	Director[3], Deutsche Asset Management	n/a
Patricia DeFilippis[4] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)	n/a
Elisa D. Metzger4, (1962) Assistant Secretary 2005-present	Director[3], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)	n/a
Caroline Pearson[5] (1962) Assistant Secretary, 1998-present	Managing Director[3], Deutsche Asset Management	n/a
Paul Antosca[5] (1957) Assistant Treasurer, 2007-present	Director[3], Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)	n/a
Kathleen Sullivan D'Eramo[5] (1957) Assistant Treasurer, 2003-present	Director[3], Deutsche Asset Management	n/a
Jason Vazquez[4] (1972) Anti-Money Laundering Compliance Officer, 2007-present	Vice President, Deutsche Asset Management (since 2006); formerly, AML Operations Manager for Bear Stearns (2004-2006), Supervising Compliance Principal and Operations Manager for AXA Financial (1999-2004)
n/a
Robert Kloby[4] (1962) Chief Compliance Officer, 2006-present	Managing Director[3], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)
n/a
1 Length of time served represents the date that each Board Member was first elected to the common board of Board Members which oversees a number of investment companies, including the portfolio, managed by the Advisor. For the Officers of the portfolio, the length of time served represents the date that each officer was first elected to serve as an officer of any fund overseen by the aforementioned common board of Board Members.
2 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the portfolio.
3 Executive title, not a board directorship.
4 Address: 345 Park Avenue, New York, New York 10154.
5 Address: Two International Place, Boston, Massachusetts 02110.

The portfolio's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 621-1048.

Notes

Notes

ITEM 2.	CODE OF ETHICS

As of the end of the period, April 30, 2007, Cash Account Trust has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Fund’s Board of Directors/Trustees has determined that the Fund has at least one “audit committee financial expert” serving on its audit committee: Mr. William McClayton, Mr. Donald Dunaway and Mr. Robert Hoffman. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

CASH ACCOUNT TRUST- TAX-EXEMPT PORTFOLIO

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that Ernst & Young, LLP (“E&Y”), the Fund’s Independent Registered Public Accountant, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that E&Y provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accountant Billed to the Fund

Fiscal Year Ended April 30	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2007	$43,972	$0	$5,996	$0
2006	$43,475	$0	$5,928	$0

The above "Tax Fees" were billed for professional services rendered for tax return preparation.

Services that the Fund’s Independent Registered Public Accountant Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by E&Y to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended April 30	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2007	$330,000	$466,614	$0
2006	$169,000	$386,824	$0

The “Audit-Related Fees” were billed for services in connection with agreed upon procedures related to fund mergers and the above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that E&Y billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that E&Y provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from E&Y about any non-audit services that E&Y rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating E&Y’s independence.

Fiscal Year Ended April 30	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2007	$5,996	$466,614	$1,225,375	$1,697,985
2006	$5,928	$386,824	$535,406	$928,158

All other engagement fees were billed for services in connection with internal control reviews, agreed upon procedures and tax compliance for DeIM and other related entities that provide support for the operations of the fund.

***

In connection with the audit of the 2006 and 2007 financial statements, the Fund entered into an engagement letter with E&Y. The terms of the engagement letter required by E&Y, and agreed to by the Audit Committee, include provisions in which the parties consent to the sole jurisdiction of federal courts in New York, Boston or the Northern District of Illinois, as well as a waiver of right to a trial by jury and an exclusion of punitive damages.

***

E&Y recently advised the Fund’s Audit Committee that certain arrangements between the Ernst & Young member firm in Germany (“E&Y Germany”) and Deutsche Bank AG (“DB”) had been determined to be inconsistent with the SEC auditor independence rules. DB is within the “Investment Company Complex” (as defined by SEC rules) and therefore covered by the SEC auditor independence rules applicable to the Fund. In 2006 and 2007, DB provided standard overdraft protection on a depository account and a guarantee of certain lease deposits to E&Y Germany. E&Y advised the Audit Committee that while neither of these arrangements was ever utilized by E&Y Germany, they could constitute lending type arrangements in violation of Rule 2-01 of Regulation S-X. (Rule 2-01(c)(1)(ii)(A) provides that an accountant is not independent when an accounting firm has a loan to or from an audit client.) E&Y advised the Audit Committee that E&Y believes its independence has not been impacted as it relates to the audits of the Fund. In reaching this conclusion, E&Y noted a number of factors, including that neither of the arrangements was ever utilized and, accordingly, E&Y Germany never had amounts outstanding to DB, these arrangements were immaterial to E&Y Germany and DB and the E&Y professionals responsible for the Fund’s audits were not aware of these arrangements. E&Y informed the Audit Committee that E&Y Germany has cancelled the overdraft arrangements and is in the process of terminating the guarantee on the lease deposits.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the Chairman of the Nominating and Governance Committee, Two International Place, Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt Portfolio (DWS Tax-Exempt Cash Institutional Shares, Tax-Exempt Cash Managed Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt Portfolio (DWS Tax-Exempt Cash Institutional Shares, Tax-Exempt Cash Managed Shares), a series of Cash Account Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 27, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	June 27, 2007